FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Schedule of the Rate of Exchange and Isreali CPI) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Investments [Line Items]
Exchange rate at end of year - $ 1	3.733	3.821	3.549
Israeli CPI [Member]
Schedule of Investments [Line Items]
Rate of devaluation (evaluation) against the dollar	(2.30%)	7.00%	(6.00%)
Rate of increase of exchange rate	1.60%	2.20%	2.70%
Japanese Yen [Member]
Schedule of Investments [Line Items]
Rate of devaluation (evaluation) against the dollar	(9.90%)	5.70%	13.10%